CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 78,177	$ 53,263
Time deposit	5	347
Restricted deposits	51,590	27,161
Marketable securities	38,384	126,607
Trading securities	70	74
Accounts receivable, net of allowance for doubtful accounts of nil and $558 as of December 31, 2013 and 2014 respectively	2,832	5,782
Amount due from a related party	1,650	1,301
Notes receivable	161
Amount due from an equity method investee	41	38
Inventories, net of inventory written-down of $1,558 and $7,718 as of December 31, 2013 and 2014, respectively	13,970	20,278
Prepaid expenses and other current assets	4,511	3,972
Income tax recoverable	186	67
Deferred tax assets	1,179	416
Total current assets	192,756	239,306
Investments in equity method investees	27,352	17,843
Other investments	15,627	15,648
Marketable securities		17,139
Rental deposits	54	61
Property, plant and equipment, net	30,327	31,896
Land use right	1,514	1,588
Acquired intangible assets, net	16,459	12,218
Deposit paid for acquisition of intangible assets	538	145
Deferred tax assets	53	99
TOTAL ASSETS	284,680	335,943
Current liabilities:
Accounts payable	5,790	6,016
Amount due to a related party	259
Accrued expenses and other current liabilities	8,349	6,127
Short-term bank loans	45,000	35,500
Other liabilities	1,929	1,362
Income tax payable	49	49
Deferred tax liabilities	160	343
Total current liabilities	61,536	49,397
Other liabilities		412
Payable for acquisition of intangible assets	155
Deferred tax liabilities	919	3,589
Total liabilities	62,610	53,398
Commitments and contingencies (note 19)
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 353,016,455 (2013: 411,474,516) shares issued and outstanding	1	1
Additional paid-in capital	63,046	63,001
Treasury Stock	(70,479)	(44,119)
Accumulated other comprehensive income	36,937	40,734
Retained earnings	192,598	222,959
Total Actions Semiconductor Co., Ltd. shareholders' equity	222,103	282,576
Non-controlling interest	(33)	(31)
Total equity	222,070	282,545
TOTAL LIABILITIES AND EQUITY	$ 284,680	$ 335,943